Financial Assets and Financial Liabilities - Summary of Financial Assets at Amortized Cost (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	€ 302,702	€ 13,593
Total current	302,702	13,593
Trade Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	165,468	11,913
Other Financial Assets
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	€ 137,234	€ 1,680